Exhibit 99.1
HSBC Automotive Trust (USA) 2006-3
Servicer's Certificate
(Delivered pursuant to Section 4.9 of
the Sale and Servicing Agreement)

Collection Period Beginning	01-Dec-07
Collection Period Ending	31-Dec-07
Previous Distribution Date	17-Dec-07
Distribution Date	17-Jan-08
Days in Interest Period	31
Days in Collection Period	31
Months Since Closing	14

I. COLLECTION PERIOD POOL BALANCE CALCULATION
Beginning of Collection Period Pool Balance	705,235,170.97

Principal Receivables Added	0.00
Monthly Principal Amounts:
Principal Payments Received for the Collection Period	18,770,809.94
Liquidated Receivables for the Collection Period	5,941,828.96
Principal Amount of Repurchased Receivables for the Collection Period	129,269.67
End of Collection Period Pool Balance	680,393,262.40
End of Collection Period Pool Factor	58.406395%

II. COLLECTION PERIOD NOTEHOLDER CALCULATIONS

A. Class A-1

1. Information regarding distributions
a. Total distribution per $1,000	0.000000
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	0.000000

2. Calculation of Class A-1 interest due
a. Class A-1 related Note Rate	5.36200%

b. Class A-1 Note balance - beginning of period	0.00

c. Accrual convention	Actual/360
d. Days in Interest Period	31

e. Class A-1 interest due - current period	0.00
f. Class A Interest Carryover Shortfall with respect to Class A-1	0.00
g. Class A-1 interest paid	0.00

h. Class A-1 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-1 principal balance
a. Class A-1 Note balance - beginning of period	0.00
b. Class A Minimum Principal Distributable Amount paid to Class A-1	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-1	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-1	0.00
e. Class A-1 Note balance - end of period	0.00
f. Class A-1 Notes as a percentage of the total Notes outstanding on the Distribution Date	0.000000%
g. Class A-1 Notes as a percentage of the Pool Balance on the Distribution Date	0.000000%

B. Class A-2
1. Information regarding distributions
a. Total distribution per $1,000	84.247627
b. Principal distribution per $1,000	83.523483
c. Interest distribution per $1,000	0.724144

2. Calculation of Class A-2 interest due
a. Class A-2 related Note Rate	5.38000%

b. Class A-2 Note balance - beginning of period	31,706,212.84

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-2 interest due - current period	142,149.52
f. Class A Interest Carryover Shortfall with respect to Class A-2	0.00
g. Class A-2 interest paid	142,149.52
h. Class A-2 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-2 principal balance
a. Class A-2 Note balance - beginning of period	31,706,212.84
b. Class A Minimum Principal Distributable Amount paid to Class A-2	16,395,659.66
c. Class A Additional Principal Distributable Amount paid to Class A-2	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-2	0.00
e. Class A-2 Note balance - end of period	15,310,553.18
f. Class A-2 Notes as a percentage of the total Notes outstanding on the Distribution Date	3.409471%
g. Class A-2 Notes as a percentage of the Pool Balance on the Distribution Date	2.250251%
h. Class A-1 and A-2 Notes as a percentage of the Pool Balance on the Distribution Date	2.250251%

C. Class A-3
1. Information regarding distributions
a. Total distribution per $1,000	4.400000
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.400000

2. Calculation of Class A-3 interest due
a. Class A-3 related Note Rate	5.28000%

b. Class A-3 Note balance - beginning of period	283,600,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-3 interest due - current period	1,247,840.00
f. Class A Interest Carryover Shortfall with respect to Class A-3	0.00
g. Class A-3 interest paid	1,247,840.00
h. Class A-3 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-3 principal balance
a. Class A-3 Note balance - beginning of period	283,600,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-3	0.00
c. Class A Additional Principal Distributable Amount paid to Class A-3	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-3	0.00
e. Class A-3 Note balance - end of period	283,600,000.00
f. Class A-3 Notes as a percentage of the total Notes outstanding on the Distribution Date	63.154207%
g. Class A-3 Notes as a percentage of the Pool Balance on the Distribution Date	41.681777%
h. Class A-1, A-2 and A-3 Notes as a percentage of the Pool Balance on the Distribution Date	43.932027%

D. Class A-4
1. Information regarding distributions
a. Total distribution per $1,000	4.450000
b. Principal distribution per $1,000	0.000000
c. Interest distribution per $1,000	4.450000

2. Calculation of Class A-4 interest due
a. Class A-4 related Note Rate	5.34000%

b. Class A-4 Note balance - beginning of period	150,149,000.00

c. Accrual convention	30/360
d. Days in Interest Period	N/A

e. Class A-4 interest due - current period	668,163.05
f. Class A Interest Carryover Shortfall with respect to Class A-4	0.00
g. Class A-4 interest paid	668,163.05
h. Class A-4 unpaid interest with respect to the Distribution Date	0.00

3. Calculation of Class A-4 principal balance
a. Class A-4 Note balance - beginning of period	150,149,000.00
b. Class A Minimum Principal Distributable Amount paid to Class A-4	0.00

c. Class A Additional Principal Distributable Amount paid to Class A-4	0.00
d. Class A Principal Balance Shortfall paid from Reserve Account to Class A-4	0.00
e. Class A-4 Note balance - end of period	150,149,000.00
f. Class A-4 Notes as a percentage of the total Notes outstanding on the Distribution Date	33.436322%
g. Class A-4 Notes as a percentage of the Pool Balance on the Distribution Date	22.067973%
h. Class A-1, A-2, A-3 and A-4 Notes as a percentage of the Pool Balance on the Distribution Date	66.000000%

III. PRINCIPAL DISTRIBUTABLE AMOUNT CALCULATION

A. Aggregate Optimal Note Principal Balance for the Distribution Date:
The lesser of (x) and (y), but not less than zero:
(x) 66% of the Pool Balance as of the end of the related Collection Period	449,059,553.18
(y) Pool Balance as of the end of the Collection Period less $39,607,599.59	640,785,662.81
Aggregate Optimal Note Principal Balance for such Distribution Date	449,059,553.18

B. Optimal Principal Distributable Amount for the Distribution Date:
The excess, if any, of:

(x) Aggregate Note Principal Balance over	465,455,212.84
(y) Aggregate Optimal Note Principal Balance for such Distribution Date	449,059,553.18
Optimal Principal Distributable Amount	16,395,659.66

C. Class A Minimum Principal Distributable Amount:
Greater of (x), (y), or (z):

(x) The lesser of:
(i) Optimal Principal Distributable Amount	16,395,659.66
(ii) BOM Principal Balance less EOM Principal Balance	24,841,908.57
(iii) Aggregate Note Principal Balance	465,455,212.84
(y) The amount necessary on a Note's Scheduled Maturity Date to bring the Note's

Aggregate Note Principal Balance to zero	0.00
(z) The excess of the Aggregate Note Principal Balance over the Pool Balance	0.00
Class A Minimum Principal Distributable Amount	16,395,659.66

D. Class A Additional Principal Distributable Amount:
Excess of:

(x) Aggregate Note Principal Balance	465,455,212.84
Less: Class A Minimum Principal Distributable Amount paid over	16,395,659.66
(y) Aggregate Optimal Note Principal Balance	449,059,553.18
Class A Additional Principal Distributable Amount	0.00

E. Principal Balance Shortfall:
The sum of:
(x) The positive excess, if any, of (i) over (ii):
(i) Aggregate Note Principal Balance (after giving effect for distribution pursuant to
Sect. 3.03 (a)(iv) and before making any distribution pursuant to Sect. 3.03 (b)) over	449,059,553.18
(ii) Pool Balance - as of last day of preceding Collection Period	680,393,262.40
(y) The outstanding principal balance of any Class of the Notes on such Class of Notes
Scheduled Maturity Date (after giving effect for distributions pursuant to Sect. 3.03 (a))	0.00
Principal Balance Shortfall	0.00

IV. RESERVE ACCOUNT RECONCILIATION

Beginning Reserve Account Balance	23,298,588.00
Targeted Reserve Account Balance (Sect. 2.01(a))
The lesser of:
(x) The greater of:
(i) 3.0% of the outstanding Pool Balance	20,411,797.87
(ii) 2.0% of the Pool Balance as of the Cut-Off Date	23,298,588.00
(y) Aggregate Note Principal Balance	465,455,212.84
Targeted Reserve Account Balance	23,298,588.00

Reserve Account Shortfall Amount (Sect. 2.01(a))
The excess of:
(x) Targeted Reserve Account Balance	23,298,588.00
(y) Reserve Account Balance for such Distribution Date	23,298,588.00
Reserve Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Reserve Account withdrawal (Sect. 3.03 (b))	0.00
Reserve Account withdrawal (Sect. 3.03 (d))	0.00
Total Reserve Account withdrawal	0.00
Ending Reserve Account Balance	23,298,588.00
Ending Reserve Account Balance as a percentage of the Ending Pool Balance	3.424283%

V. CERTIFICATE CALCULATION

Beginning Certificate Balance	239,779,958.13
Ending Certificate Balance	231,333,709.22
Ending Certificate Balance as a percentage of the Ending Pool Balance	34.000000%

VI. RECONCILIATION OF COLLECTION ACCOUNT

A. Available Funds (Sect. 2.01(a))
1. Collections

a. Collections on Receivables	26,976,488.34
b. Net Liquidation Proceeds	1,682,531.31
c. Substitution Adjustment Amounts	0.00
Total Collections	28,659,019.65

2. Collection and Reserve Account investment income	93,105.73

3. Repurchase Amounts deposited in the Collection Account	130,319.70

4. Proceeds of any liquidation of the Trust	0.00
Available Funds	28,882,445.08

B. Distribution (Sect. 3.03)

1. Available Funds	28,882,445.08
2. Servicing Fee (If HSBC Finance is no longer the Servicer)	0.00
3. Unpaid Administrator, and Indenture Trustee and Owner Trustee fees	0.00
Remaining Available Funds	28,882,445.08
4. Class A Interest Distributable Amount paid to:

a. Class A-1	0.00
b. Class A-2	142,149.52
c. Class A-3	1,247,840.00
d. Class A-4	668,163.05
Total Class A Interest Distributable Amount paid	2,058,152.57
Remaining Available Funds	26,824,292.51
5. Class A Minimum Principal Distributable Amount paid to:
a. Class A-1	0.00

b. Class A-2	16,395,659.66

c. Class A-3	0.00
d. Class A-4	0.00
Total Class A Minimum Principal Distributable Amount paid	16,395,659.66
Remaining Available Funds	10,428,632.85
6. Reserve Account Shortfall Amount - deposited	0.00
Remaining Available Funds	10,428,632.85
7. Class A Additional Principal Distributable Amount paid to:

a. Class A-1	0.00
b. Class A-2	0.00
c. Class A-3	0.00
d. Class A-4	0.00
Total Class A Additional Principal Distributable Amount paid	0.00
Remaining Available Funds	10,428,632.85

8. Unpaid Administrator, Indenture Trustee and Owner Trustee indemnity expenses	0.00
Remaining Available Funds	10,428,632.85
9. Amount released from Reserve Account	0.00
Remaining Available Funds	10,428,632.85
10. Servicer transition expenses	0.00
Remaining Available Funds	10,428,632.85
11. Servicing Fee (If HSBC Finance is the Servicer)	1,322,315.95
Remaining Available Funds for distribution to Certificateholders	9,106,316.90

C. Reserve Account Withdrawal (Sect. 3.03 (b))
1. Servicing Fee Paid from Reserve Account	0.00
2. Unpaid Administrator, and Indenture and Owner Trustee Fees
Paid from Reserve Account	0.00
3. Class A Interest Distributable Amount paid from Reserve Account
a. Class A-1 interest paid from Reserve Account	0.00
b. Class A-2 interest paid from Reserve Account	0.00
c. Class A-3 interest paid from Reserve Account	0.00
d. Class A-4 interest paid from Reserve Account	0.00
4. Class A Principal Balance Shortfall paid from Reserve Account

a. Class-A-1 principal paid from Reserve Account	0.00
b. Class A-2 principal paid from Reserve Account	0.00
c. Class A-3 principal paid from Reserve Account	0.00
d. Class A-4 principal paid from Reserve Account	0.00
5. Total Reserve Account Withdrawal	0.00

VII. OTHER STATISTICS

A. Delinquency and Repossession
1. One payment delinquent - $	43,969,804.94

% of Principal Receivables	6.46%
2. Two payments delinquent - $	15,002,886.76

% of Principal Receivables	2.21%

3. Two or more payments delinquent - $	24,370,075.76

% of Principal Receivables	3.58%
4. Three or more payments delinquent - $	9,367,189.00
% of Principal Receivables	1.38%
5. Repossessed Vehicles	3,917,546.12
% of Principal Receivables	0.58%
B. Other

1. Cumulative Net Loss Percentage	3.24%
2. The weighted average coupon (WAC) was equal to	14.6720%
3. The weighted average remaining maturity (WARM) was equal to	51
4. The weighted average pool seasoning was equal to	17

5. Principal Balance of Receivables that were extended or modified

(and delinquency reset) during the related Collection Period - $	17,437,377.37
6. Principal Balance of Receivables that were extended or modified
(and delinquency reset) during the related Collection Period as a
percentage of the Pool Balance at the end of such Collection Period - %	2.56%
7. Number of Contracts - end of Collection Period	43,538

SERVICER'S CERTIFICATE
(Delivered pursuant to Section 4.9
of the Sale and Servicing Agreement)

HSBC FINANCE CORPORATION,
("HSBC FINANCE"), as Servicer
HSBC AUTO RECEIVABLES CORPORATION

HSBC Automotive Trust (USA) 2006-3
Class A Notes

The undersigned, a duly authorized representative of HSBC Finance Corporation,
("HSBC Finance"), as Servicer (the "Servicer"), pursuant to the Sale and Servicing
Agreement, dated as of November 1, 2006, by and among the Servicer,
HSBC Automotive Trust (USA) 2006-3, as issuer (the "Issuer"), HSBC Auto Receivables Corporation, as Seller (the "Seller"), The Bank of New York Trust Company, N.A., as Indenture Trustee
(the "Indenture Trustee"), and HSBC Bank USA, National Association, as Administrator
(the "Administrator") does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Certificate shall have the respective meanings set forth in the Sale and Servicing Agreement and Series 2006-3 Supplement, dated as of
November 1, 2006, by and among the Servicer, Issuer, Seller, Indenture Trustee, Administrator,
and U.S. Bank Trust National Association, as Owner Trustee (the "Owner Trustee").

2. HSBC FINANCE was, as of the date hereof, the Servicer
under the Sale and Servicing Agreement.

3. The undersigned was a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on January 17, 2008.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sale and Servicing
Agreement through the Collection Period with respect to such Distribution Date or, if there has been a default in the performance of any such obligation, has set forth in detail (i) the nature of such default, (ii) the action taken by the Seller and Servicer, if any, to remedy such default and (iii) the current status of each such default.

6. As of the date hereof, to the best knowledge of the undersigned, no lien has been placed on any of the Receivables other than pursuant to the Basic Documents
(or if there was a lien, such lien consists of: ______________________).

7. The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Issuer, the Servicer, the Noteholders and the Certficateholder are all in accordance with the requirements of the Sale and
Servicing Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this
January 14, 2008

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer